Right-of-use assets and lease liabilities - Amounts recognized in the profit and loss account (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Other income and revenues
Income from remeasurement of lease liability	€ 6
Other income and revenues	6
Purchases, services and other
Short-term leases	115
Low-value leases	39
Variable lease payments not included in the measurement of lease liabilities	16
Capitalised direct cost associated with self-constructed assets - tangible assets	(2)
Purchases, services and other	168
Depreciation and impairments
Depreciation of RoU leased assets	999
Capitalised direct cost associated with self-constructed assets - tangible assets	(210)
Impairment losses of RoU leased assets	41
Depreciation and impairments	830
Finance income (expense) from leases
Interests on lease liabilities	(378)
Capitalised finance expense of ROU leased assets - tangible assets	17
Net currency translation differences on lease liabilities	(6)
Finance income (expense) from leases	€ (367)